Investments - Additional Information (Detail) - EUR (€) € in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2018
Investment [Line Items]
Purchases of investments		€ 29,560
Proceeds from investment maturities		18,931
Foreign currency exchange gains	€ 6,917	4,111
Finance Income Expense [Member]
Investment [Line Items]
Foreign currency exchange gains	€ 3,100	€ 1,900